Consolidated condensed statements of operations and comprehensive (loss) income (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 03, 2021	Jun. 27, 2020	Jul. 03, 2021	Jun. 27, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Depreciation and amortization	$ 5,618	$ 5,292	$ 10,854	$ 10,599
Bio Ventus LLC [Member]
Depreciation and amortization					$ 21,169	$ 22,399	$ 20,614